Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 89,285	$ 69,168	$ 45,880
Costs	(30,804)	(26,119)	(23,204)
Gross profit	58,481	43,049	22,676
Net (loss) / gain from fair value adjustment of investment properties	(49,145)	29,427	(27,469)
General and administrative expenses	(19,319)	(11,377)	(10,667)
Selling expenses	(4,511)	(4,822)	(5,267)
Other operating results, net	(7,195)	131	(304)
(Loss) / profit from operations	(21,689)	56,408	(21,031)
Share of profit / (loss) of associates and joint ventures	2,622	(764)	(15,483)
(Loss) / profit before financial results and income tax	(19,067)	55,644	(36,514)
Finance income	825	998	1,276
Finance costs	(13,876)	(19,818)	(25,800)
Other financial results	14,264	38,357	41,424
Inflation adjustment	14,323	6,012	(5,109)
Financial results, net	15,536	25,549	11,791
Profit / (loss) before income tax	(3,531)	81,193	(24,723)
Income tax expense	64,517	(5,971)	(76,617)
Profit / (loss) for the year from continuing operations	60,986	75,222	(101,340)
Loss for the year from continuing operations	0	0	(31,545)
Profit / (loss) for the year	60,986	75,222	(132,885)
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive loss from subsidiaries (i)	(1,020)	(1,158)	(1,315)
Revaluation (deficit) / surplus:	(266)	779	1,349
Other comprehensive (loss) / income for the year	(1,286)	(379)	34
Other comprehensive loss for the year from discontinued operations	0	0	(40,451)
Total other comprehensive loss for the year	(1,286)	(379)	(40,417)
Total comprehensive income / (loss) for the year	59,700	74,843	(173,302)
Total comprehensive income / (loss) from continuing operations	59,700	74,843	(101,306)
Total comprehensive (loss) / income from discontinued operations	0	0	(71,996)
Total comprehensive income / (loss) for the year	59,700	74,843	(173,302)
Profit / (loss) for the year attributable to:
Equity holders of the parent	60,243	74,487	(105,800)
Non-controlling interest	743	735	(27,085)
Profit / (loss) from continuing operations attributable to:
Equity holder of the parent	60,243	74,487	(80,877)
Non-controlling interest	743	735	(20,463)
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	58,934	74,103	(123,055)
Non-controlling interest	766	740	(50,247)
Total comprehensive income / (loss) from continuing operations attributable to:
Equity holders of the parent	58,934	74,103	(78,349)
Non-controlling interest	$ 766	$ 740	$ (22,957)
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Basic	$ 80.54	$ 98.53	$ (192.36)
Diluted	80.86	100.52	(192.36)
Profit / (loss) for the year per share from continuing operations attributable to equity holders of the parent:
Basic	80.54	98.53	(147.05)
Diluted	$ 80.86	$ 100.52	$ (147.05)